Prepaid Assets and Other Receivable (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Prepaid Assets and Other Receivable
Receivable from a third-party	$ 1,169	$ 846,548	$ 729,536
Deposits	78,627	85,267	94,937
Others	60,079	33,136	42,793
Prepaid assets and other receivable	$ 139,875	$ 964,951	$ 867,266